Long-Term Equity Investments - Summary of Long-Term Equity Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Long term investments 1 [abstract]
Long-term investments - common shares held	$ 216,319	$ 164,753	$ 261,159
Long-term investments - warrants held	9
Total long-term equity investments	$ 216,328	$ 164,753